Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from Internet hospital
Total Revenue	¥ 399,914,964	$ 57,187,079	¥ 342,557,920	¥ 304,852,971
Revenue from Internet hospital [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	150,712,158	21,551,552	89,039,600	71,008,971
Revenue from pharmaceuticals supply chain [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	249,202,806	35,635,527	253,518,320	233,844,000
Online pharmacy sales and other sales revenue [Member] | Revenue from Internet hospital [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	149,235,145	21,340,342	87,849,203	69,644,697
Online consultation service and other service revenue [Member] | Revenue from Internet hospital [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	1,477,013	211,210	1,190,397	1,364,274
Pharmacy retail sales [Member] | Revenue from pharmaceuticals supply chain [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	5,963,663	852,792	6,639,199	6,282,249
Pharmacy wholesale [Member] | Revenue from pharmaceuticals supply chain [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	¥ 243,239,143	$ 34,782,735	¥ 246,879,121	¥ 227,561,751